Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.8	$ 2.3
Amortization expense	0.8	0.5
Unamortized internal use software costs	$ 2.4	$ 1.0